Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Deposits
DEPOSITS
Deposits at December 31 are summarized as follows:

(Dollars in thousands)	2016	2015
Non-interest-bearing deposits	$4,928,878	$4,352,229
Negotiable order of withdrawal (NOW)	3,314,281	2,974,176
Money market deposits accounts (MMDA)	6,219,532	6,010,882
Savings deposits	814,385	716,838
Certificates of deposit and other time deposits	2,131,207	2,124,623
	$17,408,283	$16,178,748

Total time deposits summarized by denomination at December 31 are as follows:

(Dollars in thousands)	2016	2015
Time deposits less than $250,000	$1,661,631	$1,456,804
Time deposits greater than $250,000	469,576	667,819
	$2,131,207	$2,124,623

A schedule of maturities of all time deposits as of December 31, 2016 is as follows:

(Dollars in thousands)
Years ending December 31
2017	$1,335,041
2018	507,162
2019	96,509
2020	83,623
2021	60,468
2022 and thereafter	48,404
$2,131,207